Acquisitions (Schedule of Preliminary Allocation of Purchase Consideration) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 04, 2023	Dec. 31, 2023	Dec. 31, 2024
Business Acquisition [Line Items]
Share Consideration		$ 944
Fair value of assets acquired and liabilities assumed:
Goodwill		$ 7,749	$ 7,749
Siklu [Member]
Business Acquisition [Line Items]
Repayment of Siklu's outstanding debt obligations	$ 8,341
Share Consideration	944
Holdback Consideration	1,617
Fair value of total consideration	10,902
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	370
Current assets	5,732
Non-current assets	2,047
Goodwill	7,749
Other current liabilities	(6,694)
Long-term liabilities	(3,219)
Fair value of total consideration	$ 10,902
Siklu [Member] | Minimum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	2 years
Siklu [Member] | Maximum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	10 years
Siklu [Member] | Trademark [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 440
Finite-lived intangible assets, amortization period	2 years
Siklu [Member] | Customer Relationships [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 1,209
Siklu [Member] | Customer Relationships [Member] | Minimum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	2 years
Siklu [Member] | Customer Relationships [Member] | Maximum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	5 years
Siklu [Member] | Technology [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 3,638
Siklu [Member] | Technology [Member] | Minimum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	2 years
Siklu [Member] | Technology [Member] | Maximum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	6 years